Guarantees, commitments and risks (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Guarantees	€ 16,174	€ 14,553
Consolidated Subsidiaries [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Guarantees	5,594	5,868
Unconsolidated Subsidiaries [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Guarantees	181	246
Consolidated Joint Operations [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Guarantees	1	1
Joint ventures and associates [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Guarantees	10,046	8,236
Others [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Guarantees	352	202
Other Guarantees [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Guarantees	10,050	8,429
Other Guarantees [Member] | Consolidated Subsidiaries [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Guarantees	5,594	5,868
Other Guarantees [Member] | Unconsolidated Subsidiaries [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Guarantees	181	246
Other Guarantees [Member] | Consolidated Joint Operations [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Guarantees	1	1
Other Guarantees [Member] | Joint ventures and associates [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Guarantees	3,922	2,112
Other Guarantees [Member] | Others [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Guarantees	352	202
Unsecured Guarantees [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Guarantees	6,124	6,124
Unsecured Guarantees [Member] | Joint ventures and associates [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Guarantees	€ 6,124	€ 6,124